Financial Risk Management - Summary of Credit Quality of Financial Assets (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash at bank and short-term bank deposits Minimum rating of A	$ 26,322,047	$ 16,567,982	$ 23,475,521	$ 12,236,974
External Credit A Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash at bank and short-term bank deposits Minimum rating of A	$ 26,322,047	$ 16,567,982